Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Debt
10.	DEBT
Term Loan
In September 2021, the Company entered into a loan and security agreement with Silicon Valley Bank (SVB), which provided for a term loan facility in an aggregate principal amount of up to $15,000, $10,000 of which was borrowed at the closing and the remainder of which may be borrowed following the achievement of certain milestones, but not after March 31, 2022.
Each term loan accrues interest at an annual rate equal to the greater of (i) the prime rate as quoted in the Wall Street Journal plus a margin of 0.25% and (ii) 3.50%. Accrued interest is payable monthly. The principal of each term loan must be repaid in equal monthly installments beginning April 1, 2022 (or October 1, 2022, if the Company borrows any of the remaining $5,000), with a scheduled final maturity date of September 1, 2024. On the earlier of the scheduled final maturity date and the prepayment in full of the term loans, the Company must pay a final payment fee equal to 4.0% of the original principal amount of the term loans. The Company may prepay the term loans in increments of $5,000 and without premium or penalty, other than a premium equal to (i) with respect to any prepayment made on or before September 22, 2022, 3% of the principal so prepaid, (ii) with respect to any prepayment made after September 22, 2022 and on or before September 22, 2023, 2% of the principal so prepaid and (iii) with respect to any prepayment made after September 22, 2023 and on or before September 1, 2024, 1% of the principal so prepaid. The Company granted a first-priority, perfected security interest in substantially all of the Company’s present and future personal property and assets, excluding intellectual property, to secure its obligations to SVB.
The debt was recorded based on proceeds received net of related debt issuance costs of $411. The debt issuance costs include the fair value of $232 for the 51,724 common warrants the Company is authorized to issue in conjunction with this financing. As of September 30, 2021 the Company has issued 34,483 warrants in conjunction with this financing. Total debt issuance costs of $411 will be amortized over the term of the financing agreement.

Equipment Financing
On March 29, 2021, the Company entered into a master equipment financing agreement with Trinity Capital (Trinity) authorizing equipment financing in the aggregate of $11,250 with advances to be made as follows: (1) up to $5,000 at execution of the agreement and (2) the remaining balance to be drawn at Company’s option but no later than September 1, 2021. The monthly payment factors are determined by Trinity based on the Prime Rate reported in The Wall Street Journal on the first day of the month in which a financing schedule is executed, which as of the effective date of the equipment financing agreement was 3.25%. As of September 30, 2021, the Company has drawn the entire $11,250, which is repayable over 36 months starting April 2021. The carrying value of the assets subject to a lien under this financing arrangement is approximately $13,292.
The debt was recorded based on proceeds received net of related debt issuance costs of $392. The debt issuance costs include the fair value of $138 for the 219,839 common stock warrants the Company issued in conjunction with this financing. Total debt issuance costs of $392 will be amortized over the term of the financing agreement.
Convertible Notes
In April and May 2020, GLPRI issued a series of convertible notes payable in exchange for cash totaling $16,775 (the “2020 Notes”). GreenLight guaranteed payment and performance of the 2020 Notes. The 2020 Notes mature in April 2022 and bear interest at 5% per annum that is accrued each period and is payable at maturity. The total amount of accrued interest on the notes is $587 and $1,224 at December 31, 2020, and September 30, 2021, respectively. The 2020 Notes are only pre-payable
with the consent of the holders. GLPRI is required to settle the total outstanding principal together with any accrued but unpaid interest on the maturity date.
The 2020 Notes provide the option to convert the outstanding principal, plus accrued and unpaid interest, into shares of the Company’s Series D Preferred Stock (on or after the date of the Series D Preferred Stock financing) or the right to receive royalties on future sales of certain of GLPRI’s products.
In conjunction with entering into the 2020 Note agreements, each holder entered into a side letter agreement (the “Side Letter”) with GreenLight and GLPRI, which gives the holder the right to convert the 2020 Notes into shares of Series D Preferred Stock at a discounted conversion price (85% of the price per share of the Series D Preferred Stock) in the event that the Series D financing is deemed an inside round. This discount did not apply as the Series D financing was determined not to be an inside round. At issuance, the Company concluded that the fair value of the discount feature was de minimis.
The 2020 Notes were recorded based on proceeds received and were recorded net of related debt issuance costs of $134, which will be amortized to interest expense using the effective interest rate method over the term of the notes.
In August 2021, the 2020 Notes were amended and restated to make GreenLight the sole obligor under the 2020 Notes and to remove the right to receive royalties on future sales of certain products.

9.	DEBT
Convertible Notes
In April and May 2020, GLPRI issued a series of convertible notes payable in exchange for cash totaling $16,775 (the “2020 Notes”). GreenLight guaranteed payment and performance of the 2020 Notes. The 2020 Notes bear interest at 5% per annum that is accrued each period and is payable at maturity. The total amount of accrued interest on the notes is $587 as of December 31, 2020. The 2020 Notes mature two years after their respective issuance dates. The 2020 Notes are only pre-payable
with the consent of the holders. GLPRI is required to settle the total outstanding principal together with any accrued but unpaid interest on the maturity date.
The 2020 Notes provide the option to convert the outstanding principal, plus accrued and unpaid interest, into shares of the Company’s Series D Preferred Stock (on or after the date of the Series D Preferred Stock financing) or the right to receive royalties on future sales of certain of GLPRI’s products.

In conjunction with entering into the 2020 Note agreements, each holder entered into a side letter agreement (the “Side Letter”) with GreenLight and GLPRI, which gives the holder the right to convert the 2020 Notes into shares of Series D Preferred Stock at a discounted conversion price (85% of the price per share of the Series D Preferred Stock) in the event that the Series D financing is deemed an inside round. This discount did not apply as the Series D financing was determined not to be an inside round. At issuance, the Company concluded that the fair value of the discount feature was de minimis.
The 2020 Notes include the following conversion and redemption features:

a)
From the date of the initial closing of the then-next equity financing of the Company (the “Series D Financing”) until maturity, conversion at the option of the holder into Series D Preferred Stock (based upon the original issue price of the Series D Preferred Stock) or the right to receive certain royalty payments over a
15-year
period, commencing on the conversion date (such royalty payment being equal to the net sales of specified GLPRI products multiplied by the adjusted royalty rate, such royalty payment not to exceed the net profit in any quarter).

b)
Upon the occurrence of certain contingent events after the Company’s Series D Financing and before maturity, automatic conversion into Series D Preferred Stock (based upon on the original issue price of the Series D Preferred Stock).

c)
Automatic redemption upon an event of default, as defined in the 2020 Notes. Upon the occurrence of an event of default, the 2020 Notes will either automatically become due and payable or can become due and payable at the holder’s option (based on the nature of the event of default). Upon such acceleration, all outstanding principal (with no penalty) and unpaid accrued interest will become payable.

The Company assessed the embedded features within the 2020 Notes and determined that the features do not meet the definition of a derivative or were clearly and closely related to the host contract, and thus did not require separate accounting. In addition, the optional redemption feature to receive royalty payments is subject to a scope exception from derivative accounting.
The 2020 Notes were recorded based on proceeds received and were recorded net of related debt issuance costs of $134, which will be amortized to interest expense using the effective interest rate method over the term of the notes.
Notes Payable
On August 16, 2014, the Company entered into a Loan and Security Agreement (as amended on April 17, 2015, and June 14, 2016, the “Loan Agreement”) with Silicon Valley Bank (the “Lender”). Pursuant to the Loan Agreement and the respective amendments, a term loan of $2,000 was funded on June 23, 2016.
The term loan bears interest at an annual rate equal to 4.25%. The Loan Agreement provides for interest-only payments until March 31, 2017, and repayment of the aggregate outstanding principal balance of the term loan in monthly installments starting on April 1, 2017, and continuing through March 1, 2020 (the “Maturity Date”). During March of 2020, the Company paid in full all remaining principal and accrued interest on the Loan Agreement.
In addition, under the Loan Agreement, the Company issued the Lender warrants to purchase 40,000 shares of the Company’s common stock at an exercise price per share of $0.22 (the “Common Warrants”). The Common Warrants will be exercisable for ten years from the date of issuance.

During the years ended December 31, 2019, and 2020, the Company made principal payments of $667 and $167, respectively.